Schedule of Non-vested Stock Option Activity and Related Information (Details) (USD $)	12 Months Ended
Feb. 28, 2015
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 1	7,510
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 2	3.50
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 3	0
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 4	$ 0
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 5	7,510
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 6	3.50
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 7	0
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 8	0
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 9	0
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 10	0
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 11	0
Shareholders Equity Schedule Of Non-vested Stock Option Activity And Related Information 12	$ 0